Pension Plans and Postretirement Benefits - Components of Pension Expense (Details) - U.S. - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2019	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Interest cost	$ 6,783	$ 8,070	$ 8,119
Expected return on plan assets	(7,217)	(7,456)	(7,689)
Settlement charge	365	0	0
Actuarial losses	2,376	1,897	2,207
Net periodic pension cost	2,307	2,511	2,637
Net (gains) losses arising during the period	(1,141)	(9,576)	5,453
Settlement charge	(365)	0	0
Amortization of net loss	2,376	1,897	2,207
Total recognized in other comprehensive income (loss)	(1,600)	7,679	(7,660)
Net amount recognized in net periodic benefit cost and other comprehensive income (loss)	$ 707	$ 10,190	$ (5,023)